Statements of Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series A convertible preferred stock	Series A convertible preferred stock Common Stock	Series A convertible preferred stock Additional Paid-in Capital	Series B convertible preferred stock	Series B convertible preferred stock Common Stock	Series B convertible preferred stock Additional Paid-in Capital	Series B-1 convertible preferred stock	Series B-1 convertible preferred stock Common Stock	Series B-1 convertible preferred stock Additional Paid-in Capital	Series C convertible preferred stock	Series C convertible preferred stock Common Stock	Series C convertible preferred stock Additional Paid-in Capital
Balance at Dec. 31, 2011	$ (43,224,095)	$ 654	$ 157,008	$ (43,381,757)
Balance at Dec. 31, 2011	58,641,192				24,983,873			30,761,688			2,895,631
Balance (in shares) at Dec. 31, 2011		654,035
Balance (in shares) at Dec. 31, 2011					25,074,999			30,800,000			4,200,000
Increase (Decrease) in Temporary Equity
Accretion of Series A, Series B/B-1 and Series C convertible preferred stock to its redemption value	316,642				20,250			8,506			287,886
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	2,910	28	2,882
Exercise of stock options (in shares)		28,459
Accretion of Series A, Series B/B-1 and Series C convertible preferred stock to its redemption value	(316,642)		(316,642)
Net loss	(15,635,658)			(15,635,658)
Balance at Dec. 31, 2012	(58,997,015)	682	19,718	(59,017,415)
Balance at Dec. 31, 2012	58,957,834				25,004,123			30,770,194			3,183,517
Balance (in shares) at Dec. 31, 2012	682,494	682,494
Balance (in shares) at Dec. 31, 2012					25,074,999			30,800,000			4,200,000			0
Increase (Decrease) in Temporary Equity
Accretion of Series A, Series B/B-1 and Series C convertible preferred stock to its redemption value	333,710				20,250			8,506			287,885			17,069
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	83,555	276	83,279
Exercise of stock options (in shares)		275,262
Accretion of Series A, Series B/B-1 and Series C convertible preferred stock to its redemption value	(333,710)		(333,710)
Conversion of convertible preferred stock to common stock upon initial public offering (in shares)	15,708,013				4,044,354			4,967,741			766,129			5,929,789
Net loss	(23,251,435)			(23,251,435)
Balance at Dec. 31, 2013	(81,570,609)	958	697,283	(82,268,850)
Balance at Dec. 31, 2013	120,562,138				25,024,373			30,778,700			4,823,079			59,935,986
Balance (in shares) at Dec. 31, 2013	957,756	957,756
Balance (in shares) at Dec. 31, 2013	97,389,703				25,074,999			30,800,000			4,750,000			36,764,704
Increase (Decrease) in Temporary Equity
Accretion of Series A, Series B/B-1 and Series C convertible preferred stock to its redemption value	28,521				1,688			709			23,990			2,134
Conversion of Series A convertible preferred stock to common stock upon initial public offering	(25,026,061)				(25,026,061)
Conversion of Series A convertible preferred stock to common stock upon initial public offering (in shares)					(25,074,999)
Conversion of Series B convertible preferred stock to common stock upon initial public offering	(30,779,409)							(30,779,409)
Conversion of Series B convertible preferred stock to common stock upon initial public offering (in shares)								(30,800,000)
Conversion of Series B-1 convertible preferred stock to common stock upon initial public offering	(4,847,069)										(4,847,069)
Conversion of Series B-1 convertible preferred stock to common stock upon initial public offering (in shares)											(4,750,000)
Conversion of Series C convertible preferred stock to common stock upon initial public offering	(59,938,120)													(59,938,120)
Conversion of Series C convertible preferred stock to common stock upon initial public offering (in shares)														(36,764,704)
Increase (Decrease) in Stockholders' Equity
Stock based compensation expense	1,889,931		1,889,931
Exercise of stock options	101,058	170	100,888
Exercise of stock options (in shares)		170,135
Accretion of Series A, Series B/B-1 and Series C convertible preferred stock to its redemption value	(28,521)		(28,521)
Conversion of convertible preferred stock to common stock upon initial public offering					25,026,061	4,044	25,022,017	30,779,409	4,968	30,774,441	4,847,069	766	4,846,303	59,938,120	5,930	59,932,190
Conversion of convertible preferred stock to common stock upon initial public offering (in shares)						4,044,354			4,967,741			766,129			5,929,789
Net conversion of preferred stock warrants common stock upon initial public offering		20	(20)
Net conversion of preferred stock warrants common stock upon initial public offering (in shares)		20,273
Reclassification of convertible preferred stock warrant liability	145,256		145,256
Issuance of common stock warrants	1,000		1,000
Issuance of common stock, net of issuance costs	59,534,984	9,521	59,525,463
Issuance of common stock, net of issuance costs (in shares)		9,520,449
Net loss	(36,403,967)			(36,403,967)
Balance at Sep. 30, 2014	$ 64,259,791	$ 26,377	$ 182,906,231	$ (118,672,817)
Balance (in shares) at Sep. 30, 2014	26,376,626	26,376,626
Balance (in shares) at Sep. 30, 2014					0			0			0			0